LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
---------------------------------------------------------------
                                                   $    385,490
---------------------------------------------------------------
Banks -- 2.6%
---------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
---------------------------------------------------------------
                                                   $    501,300
---------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
---------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
---------------------------------------------------------------
                                                   $    489,808
---------------------------------------------------------------
Biotechnology -- 1.8%
---------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
---------------------------------------------------------------
                                                   $    345,300
---------------------------------------------------------------
Computer Hardware -- 2.8%
---------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
---------------------------------------------------------------
                                                   $    554,393
---------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
---------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
---------------------------------------------------------------
                                                   $    306,552
---------------------------------------------------------------
Construction - Cement -- 1.1%
---------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
---------------------------------------------------------------
                                                   $    208,587
---------------------------------------------------------------
Diversified Financial Services -- 5.6%
---------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
---------------------------------------------------------------
                                                   $  1,099,642
---------------------------------------------------------------
Electrical Equipment -- 1.4%
---------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
---------------------------------------------------------------
                                                   $    267,712
---------------------------------------------------------------
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
---------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
---------------------------------------------------------------
                                                   $    302,868
---------------------------------------------------------------
General Merchandise -- 5.6%
---------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
---------------------------------------------------------------
                                                   $  1,105,547
---------------------------------------------------------------
Health and Personal Care -- 1.2%
---------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
---------------------------------------------------------------
                                                   $    242,880
---------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
---------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
---------------------------------------------------------------
                                                   $  2,331,182
---------------------------------------------------------------
Health Care - Equipment -- 4.0%
---------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
---------------------------------------------------------------
                                                   $    777,359
---------------------------------------------------------------
Health Care - Facility -- 1.6%
---------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
---------------------------------------------------------------
                                                   $    313,500
---------------------------------------------------------------
Health Care - Managed Care -- 1.8%
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
---------------------------------------------------------------
                                                   $    345,375
---------------------------------------------------------------
Household Products -- 2.1%
---------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
---------------------------------------------------------------
                                                   $    402,856
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Industrial Conglomerates -- 3.2%
---------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
---------------------------------------------------------------
                                                   $    637,500
---------------------------------------------------------------
Industrial Gases -- 1.0%
---------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
---------------------------------------------------------------
                                                   $    197,225
---------------------------------------------------------------
Insurance - Life and Health -- 2.3%
---------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
---------------------------------------------------------------
                                                   $    448,701
---------------------------------------------------------------
Insurance - Multiline -- 3.9%
---------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
---------------------------------------------------------------
                                                   $    760,906
---------------------------------------------------------------
IT Consulting and Services -- 1.6%
---------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
---------------------------------------------------------------
                                                   $    314,800
---------------------------------------------------------------
Machinery - Industrial -- 1.7%
---------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
---------------------------------------------------------------
                                                   $    341,502
---------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
---------------------------------------------------------------
                                                   $    286,275
---------------------------------------------------------------
Networking Equipment -- 2.8%
---------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
---------------------------------------------------------------
                                                   $    539,968
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
---------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
---------------------------------------------------------------
                                                   $    474,720
---------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
---------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------

Oil and Gas - Integrated (continued)
---------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
---------------------------------------------------------------
                                                   $    452,060
---------------------------------------------------------------
Publishing -- 1.8%
---------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
---------------------------------------------------------------
                                                   $    355,579
---------------------------------------------------------------
Restaurants -- 1.7%
---------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
---------------------------------------------------------------
                                                   $    335,500
---------------------------------------------------------------
Retail - Food and Drug -- 1.2%
---------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
---------------------------------------------------------------
                                                   $    235,840
---------------------------------------------------------------
Retail - Home Improvement -- 2.0%
---------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
---------------------------------------------------------------
                                                   $    401,940
---------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
---------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
---------------------------------------------------------------
                                                   $    241,780
---------------------------------------------------------------
Semiconductors -- 7.4%
---------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
---------------------------------------------------------------
                                                   $  1,453,073
---------------------------------------------------------------
Services - Data Processing -- 0.9%
---------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
---------------------------------------------------------------
                                                   $    170,140
---------------------------------------------------------------
Systems Software -- 5.4%
---------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
---------------------------------------------------------------
                                                   $  1,060,626
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Telephone -- 3.2%
---------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
---------------------------------------------------------------
                                                   $    621,435
---------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
---------------------------------------------------------------

 (1)  Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
-----------------------------------------------------
TOTAL ASSETS                              $19,598,809
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    14,447
-----------------------------------------------------
TOTAL LIABILITIES                         $    14,447
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
-----------------------------------------------------
TOTAL                                     $19,584,362
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
-----------------------------------------------------
TOTAL EXPENSES                            $    81,986
-----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
-----------------------------------------------------

NET EXPENSES                              $    72,476
-----------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------
From operations --
   Net investment income                  $         53,784  $              16,480
   Net realized loss                            (1,089,810)            (1,455,506)
   Net change in unrealized appreciation
      (depreciation)                             1,690,131             (2,581,828)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        654,105  $          (4,020,854)
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      5,023,851  $          22,385,941
   Withdrawals                                  (3,250,679)            (1,308,012)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      1,773,172  $          21,077,929
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,427,277  $          17,057,075
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $     17,157,085  $             100,010
---------------------------------------------------------------------------------
AT END OF PERIOD                          $     19,584,362  $          17,157,085
---------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(2)                0.92%(2)
   Net investment income                 0.56%(2)                0.20%(2)
Portfolio Turnover                         15%                     11%
------------------------------------------------------------------------------
TOTAL RETURN                             4.71%                 (25.97)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,584                 $17,157
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.86%(2)                0.98%(2)
   Net investment income                 0.46%(2)                0.14%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

EATON VANCE LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

LARGE-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant